Consolidated Statement of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Income and Comprehensive Income [Abstract]
Tax provision (benefit) on unrealized gains and losses on available-for-sale investments included in other comprehensive income	$ 0.1	$ 1.1	$ 0.5
Tax provision (benefit) on unrealized gains and losses on hedging instruments included in other comprehensive income	2.0	(21.7)	0.1
Tax benefit (provision) on pension and other postretirement benefit liability adjustments in other comprehensive income	$ 18.4	$ 36.9	$ 9.7